BANK OWNED LIFE INSURANCE ("BOLI")	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
BANK OWNED LIFE INSURANCE ("BOLI")

NOTE 9. BANK-OWNED LIFE INSURANCE (“BOLI”)

Bank-owned life insurance policies are held in order to insure the key officers and employees of the Bank. Per ASC 325-30, “Investments in Insurance Contracts,” this policy is recorded at the cash surrender value adjusted for other charges or other amounts due that are probable at settlement, if applicable. As of June 30, 2014, the BOLI cash surrender value was $117.1 million resulting in other income for the three and six months ended June 30, 2014 of $1.0 million and $1.9 million and an annualized pre-tax yield of 3.57% and 3.55%, respectively. The total death benefit of the BOLI policies at June 30, 2014 totaled $379.7 million. The Bank did not hold BOLI policies during the three or six months ended June 30, 2013.

The following table summarizes the changes in the cash surrender value of BOLI for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands)
Balance at beginning of period	$116,075	$—	$75,257	$—
Additions from premium payments	—	—	40,000	—
Net gain in cash surrender value	1,038	—	1,856	—

Balance at end of period	$117,113	$—	$117,113	$—

NOTE 9. BANK OWNED LIFE INSURANCE (“BOLI”)

In the fourth quarter of 2013, bank-owned life insurance (BOLI) policies totaling $75 million were acquired in order to insure the key officers and employees of the Bank. Per ASC 325-30, “Investments in Insurance Contracts,” this policy is recorded at the cash surrender value adjusted for other charges or other amounts due that are probable at settlement, if applicable. As of December 31, 2013, the BOLI cash surrender value was $75.3 million resulting in other income for 2013 of $257,000 and an annualized pre-tax yield of 3.60%. The total death benefit of the BOLI policies at December 31, 2013 totaled $251.2 million.

The following table summarizes the changes in the cash surrender value of BOLI for the year ended December 31, 2013 (in thousands):

2013
Balance at beginning of year	$—
Additions from premiums payments	75,000
Net gain in cash surrender value	257

Balance at end of year	$75,257